Leases - Schedule of Future Lease Payment Under Non-Cancelable Operating Leases (Details)	Mar. 31, 2026 USD ($)
Schedule of Future Lease Payments Under Non-Cancelable Operating Leases [Abstract]
2026	$ 3,119
Total future lease payments	$ 3,119